Related Party Transactions (Details) - Schedule of Due to Related Party - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Due to Related Party [Abstract]
Beginning of the years January 1	$ 25,336	$ 68,786	$ 7,783
Advances for operation and administration expenses		13,724	1,671,801
Payments made to a director		(25,009)	(1,610,798)
Reversal of a related party payable due to disposal of a subsidiary		(32,165)
Exchange difference	593
Years ended December 31	$ 25,929	$ 25,336	$ 68,786